Subsequent Events (Details) - Subsequent Event [Member]	Mar. 30, 2026 USD ($)	Mar. 30, 2026 CNY (¥)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 CNY (¥)
Subsequent Events [Line Items]
Manufacturing facilities	$ 1,987,952	¥ 13,901,944
Loan balance			$ 13,870,816	¥ 97,000,000
Revolving Credit Facility [Member]
Subsequent Events [Line Items]
Revolving credit	$ 1,000,987	¥ 7,000,000